Employee Stock Purchase Plan (Details) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Jan. 31, 2023
Employee Stock Purchase Plan
Shares issued on ESPP	90,000	7,500
Shares available in ESPP	4,500	4,500	4,500